Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net income	$ 244,550	$ 282,122	$ 210,079
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	21,383	18,597	16,496
Realized loss on sale of long-lived assets and marketable securities	28	27	275
Change in derivative instruments, net	(2,649)	3,115	(893)
Effect of exchange differences on intercompany balances		(2,517)	9,467
Foreign exchange effect of marketable securities and bank deposits	(11,600)	(27,016)	25,503
Deferred income taxes, net	7,584	12,262	56,007
Decrease (increase) in trade receivables, net	2,724	(32,088)	(2,297)
Decrease in other receivables, prepaid expenses and other	1,247	675	2,020
Increase in inventories, net	(4,994)	(5,515)	(1,978)
Decrease in income tax receivables	10,890	73,581	10,624
(Decrease) increase in trade payables	(6,202)	9,881	9,049
Increase (decrease) in other accounts payable and accrued expenses	1,423	(5,683)	(12,012)
Increase (decrease) in income tax payables	5,561	(3,669)	2,027
Loss (income) from marketable securities, net	1,660	(63)	(678)
Net cash provided by operating activities	271,605	323,709	323,689
Cash flows from investing activities:
Purchase of property, plant and equipment	(26,631)	(26,992)	(26,886)
Investment in other intangible assets	(1,783)	(3,666)	(2,650)
Proceeds from short-term bank deposits, net		225,503	161,032
Proceeds from long-term deposits and other assets		70,685	396,281
Investment in marketable securities	(1,222,190)	(1,165,685)	(1,140,853)
Proceeds from marketable securities	952,421	1,157,317	370,363
Proceeds from (investment in) sale of long-lived assets	21	(26)	1,075
Net cash (used in) provided by investing activities	(298,162)	257,136	(241,638)
Cash flows from financing activities:
Repurchase of treasury stock	(26,984)	(88,849)	(106,986)
Dividends paid		(500,000)
Net cash used in financing activities	(26,984)	(588,849)	(106,986)
Effect of exchange rate changes on cash and cash equivalents	(556)	(1,156)	1,147
Decrease in cash and cash equivalents	(54,097)	(9,160)	(23,788)
Cash and cash equivalents at the beginning of the period	567,451	576,611	600,399
Cash and cash equivalents at the end of the period	513,354	567,451	576,611
Cash paid during the year for:
Income taxes	54,536	71,096	55,051
Cash received during the year for:
Income taxes	24,331	69,436	36,668
Non-cash investing transactions:
Purchase of property, plant and equipment included in accounts payable	1,477	4,740	2,281
Non-cash financing transactions:
Purchase of treasury stock			4,348
Purchase of marketable securities	$ 9,159	$ 2,003	$ 3,491